Document and Entity Information	Nov. 07, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 07, 2023
Entity Registrant Name	F45 Training Holdings Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40590
Entity Tax Identification Number	84-2529722
Entity Address Address Line 1	3601 South Congress Avenue
Entity Address Address Line 2	Building E
Entity Address City Or Town	Austin
Entity Address State Or Province	TX
Entity Address Postal Zip Code	78704
City Area Code	737
Local Phone Number	787-1955
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.00005 per share
Trading Symbol	FXLV
Security Exchange Name	NONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001788717
Amendment Flag	false